EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Amount of options, Outstanding at beginning of year	3,894,556
Amount of options, Granted	927,376
Amount of options, Exercised	(52,125)
Amount of options, Forfeited	(540,375)
Amount of options, Expired	(452,400)
Amount of options, Outstanding at end of year	3,777,032
Amount of options, Vested and expected to vest	3,569,295
Amount of options, exercisable at end of year	2,098,152
Weighted average exercise price, Outstanding at beginning of year	$ 6.10
Weighted average exercise price, Granted	$ 2.66
Weighted average exercise price, Exercised	$ 1.97
Weighted average exercise price, Forfeited	$ 6.72
Weighted average exercise price, Expired	$ 10.16
Weighted average exercise price, Options outstanding at end of year	$ 4.74
Weighted average exercise price, Vested and expected to vest	$ 4.74
Weighted average exercise price of exercisable options	$ 5.85
Weighted average remaining contractual term, Outstanding at beginning of year (in years)	4 years 2 months 12 days
Weighted average remaining contractual term, Options outstanding at end of year (in years)	4 years
Weighted average remaining contractual term, Vested and expected to vest (in years)	4 years
Weighted average remaining contractual term, Options exercisable at end of year (in years)	2 years 6 months
Aggregate intrinsic value, Outstanding at beginning of year	$ 1,824
Aggregate intrinsic value, Options outstanding at end of year	1,477
Aggregate intrinsic value, Vested and expected to vest	1,396
Aggregate intrinsic value, Options exercisable at end of year	$ 753